Bishop Volatility Flex Fund

a series of Northern Lights Fund Trust

Supplement dated June 17, 2011

to the Prospectus dated October 19, 2010

On May 19, 2011, the Board of Trustees of Northern Lights Fund Trust, on behalf of The Bishop Volatility Flex Fund (the "Fund"), voted to remove the sales charge (load) on purchases of the Fund's Class A shares.  Effective June 30, 2011, Class A shares of the Fund shall be:

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Offered without a sales charge (load);

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Renamed Investor Class shares; and

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Associated with the following exchange ticker symbol: BVFVX

Any contrary references in the Fund's Prospectus and Statement of Additional Information should be disregarded.

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This Supplement, and both the existing Prospectus and Statement of Additional Information both dated October 19, 2010, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information dated October 19, 2010 have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-877-705-1115.